Long-term Debt - Changes in total unamortized debt discount and debt issuance costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Long-term Debt.
Beginning balance	$ 19	$ 10	$ 12
Capitalized during the year	18	12
Amortized/written-off during the year	(18)	(3)	(2)
Closing balance	$ 19	$ 19	$ 10